iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
Schedule of Investments
(unaudited)
December 31, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Financial Exchanges & Data  —  47 .2%
Cboe Global Markets, Inc. .................... 224,233 $ 43,815,128
CME Group, Inc. , Class A .................... 362,085 84,087,000
Coinbase Global, Inc. , Class A
(a)
................ 270,343 67,126,167
Donnelley Financial Solutions, Inc.
(a) (b)
............ 58,000 3,638,340
FactSet Research Systems, Inc. ................ 81,534 39,159,149
Intercontinental Exchange, Inc. ................ 536,769 79,983,949
MarketAxess Holdings, Inc. ................... 81,084 18,328,227
Moody's Corp. ............................ 170,515 80,716,686
Morningstar, Inc. .......................... 57,897 19,497,394
MSCI, Inc. , Class A ........................ 134,744 80,847,747
Nasdaq, Inc. ............................. 886,972 68,571,805
Open Lending Corp.
(a) (b)
...................... 245,680 1,466,710
S&P Global, Inc. .......................... 466,218 232,190,551
Tradeweb Markets, Inc. , Class A ................ 249,468 32,660,351
852,089,204
a
Investment Banking & Brokerage  —  52 .5%
BGC Group, Inc. , Class A .................... 700,894 6,350,100
Charles Schwab Corp. (The) .................. 1,239,582 91,741,464
Evercore, Inc. , Class A ...................... 76,626 21,239,961
Goldman Sachs Group, Inc. (The) .............. 460,946 263,946,898
Houlihan Lokey, Inc. , Class A .................. 115,843 20,117,295
Interactive Brokers Group, Inc. , Class A ........... 233,215 41,202,094
Jefferies Financial Group, Inc. ................. 350,137 27,450,741
Lazard, Inc. ............................. 245,994 12,663,771
LPL Financial Holdings, Inc. ................... 160,391 52,369,265
Moelis & Co. , Class A ....................... 103,594 7,653,525
Morgan Stanley ........................... 1,821,552 229,005,517
Perella Weinberg Partners , Class A .............. 130,253 3,105,232
Security Shares Value
a
Investment Banking & Brokerage (continued)
Piper Sandler Companies .................... 34,734 $ 10,418,463
PJT Partners, Inc. , Class A
(b)
.................. 52,295 8,252,674
Raymond James Financial, Inc. ................ 392,737 61,003,838
Robinhood Markets, Inc. , Class A
(a)
.............. 1,521,042 56,674,025
Stifel Financial Corp. ....................... 221,329 23,478,580
StoneX Group, Inc.
(a)
....................... 61,266 6,002,230
Virtu Financial, Inc. , Class A ................... 175,522 6,262,625
948,938,298
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,491,169,333 ) ............................... 1,801,027,502
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
4.63%
(c) (d) (e)
............................ 9,163,705 9,168,287
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.44%
(c) (d)
............................. 3,724,814 3,724,814
a
Total Short-Term Securities — 0.7%
(Cost: $ 12,893,014 ) ................................. 12,893,101
Total Investments — 100.4%
(Cost: $ 1,504,062,347 ) ............................... 1,813,920,603
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (7,352,294)
Net Assets — 100.0% ................................. $ 1,806,568,309
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
  Shares Held
at 12/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 666,874  $ 8,500,726
(a)
$ —  $ 609  $ 78  $ 9,168,287  9,163,705  $ 94,984
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 630,036  3,094,778
(a)
—  —  —  3,724,814  3,724,814  89,656  —
$ 609  $ 78
$ 12,893,101
$ 184,640  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
U.S. Broker-Dealers & Securities Exchanges ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ........................................................ 24 03/21/25 $ 3,607 $ (73,098)
E-Mini Russell 2000 Index ............................................................... 15 03/21/25 1,687 (80,887)
$ (153,985)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,801,027,502  $ —  $ —  $ 1,801,027,502
Short-Term Securities
Money Market Funds ...................................... 12,893,101  —  —  12,893,101
$ 1,813,920,603  $ —  $ —  $ 1,813,920,603
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (153,985) $ —  $ —  $ (153,985)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.